Related Party Transactions - Schedule of Minority Investor Subsequent (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction	$ 750,000	$ 750,000
SOLV Energy Holdings LLC [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction			$ 0	$ 34,144	$ 33,826
SOLV Energy Holdings LLC [Member] | Deferred acquisition consideration [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction			0	34,144	0
SOLV Energy Holdings LLC [Member] | Contingent consideration [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction			$ 0	$ 0	$ 33,826